Note 15 - Benefit Plans (Details) - Net Periodic Benefit Cost Not Yet Recognized (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Net Periodic Benefit Cost Not Yet Recognized [Abstract]
Service cost	$ 244,796	$ 185,469	$ 247,293	$ 273,702
Interest cost	178,179	150,219	200,290	208,231
Amortization of prior service cost	7,553	74,574	99,432	99,432
Recognized net actuarial gain	(239,614)	15,900	21,201	(8,250)
Net periodic benefit expense	$ 190,914	$ 426,162	$ 568,216	$ 573,115